Development-Stage Risks and Liquidity (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Development-Stage Risks and Liquidity
Accumulated deficit	$ 314,845	$ 305,579	$ 245,102
Cash, cash equivalents and marketable securities	$ 7,700	$ 17,900